UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 12, 2023 to September 12, 2023

Commission File Number of issuing entity:  333-207567-03

Central Index Key Number of issuing entity:  0001685854

CFCRE 2016-C6 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207567

Central Index Key Number of depositor:  0001515166

CCRE Commercial Mortgage Securities, L.P.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001238163

Société Générale
(Exact name of sponsor as specified in its charter)

James Buccola (212) 829-7054
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4014697
38-4014698
38-7170462
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

TitleofClassSection12(b)Section12(g)Section15(d)NameofExchange(IfSection12(b))

A-1	X
A-SB	X
A-2	X
A-3	X
X-A	X
X-B	X
A-M	X
B	X
C	X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 12, 2023 a distribution was made to holders of the certificates issued by CFCRE 2016-C6 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the CFCRE 2016-C6 Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on September 12, 2023

NumberofDelinquencies30+days%ofDelinquencies30+daysbyPoolBalanceNumberofLoans/REOswithLossesAverageNetLoss

1	0.96%	3	$1,981,313.52

No assets securitized by CCRE Commercial Mortgage Securities, L.P. (the "Depositor") and held by CFCRE 2016-C6 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from August 12, 2023 to September 12, 2023.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 27, 2023. The CIK number of the Depositor is 0001515166.

Cantor Commercial Real Estate Lending, L.P. ("CCREL"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 27, 2023. The CIK number of CCREL is 0001558761.

Société Générale  ("Société"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 8, 2023. The CIK number of Société is 0001238163.

Part II - OTHER INFORMATION

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by CFCRE 2016-C6 Mortgage Trust, relating to the September 12, 2023 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CCRE Commercial Mortgage Securities, L.P.
(Depositor)

/s/ James Buccola
James Buccola, Executive Managing Director

Date: September 21, 2023